Condensed Consolidated Statements of Changes in Temporary Equity and Stockholders' Deficit - USD ($) $ in Thousands	Temporary Equity [Member] Series A-2 Preferred Stock [Member]	Temporary Equity [Member] Series A-1 Preferred Stock [Member]	Temporary Equity [Member]	Common Stock [Member]	Treasury Stock, Common [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2021	$ 9,634	$ 8,010	$ 17,644			$ 2,513	$ (27,209)	$ (7,052)
Balance, shares at Dec. 31, 2021	3,853,797	3,204,000		4,342,666
Stock-based compensation expense						1,865		1,865
Net loss							(30,451)	(30,451)	[1]
Issuance of OMN warrants in conjunction with convertible promissory notes						8,073		8,073
Issuance of common shares in exchange for services
Issuance of common shares in exchange for services, shares				177,276
Retroactive application of recapitalization due to the Business Combination
Retroactive application of recapitalization due to the Business Combination, shares	(437,874)	(364,043)		(493,420)
Exercise of OMN stock options upon Business Combination						8		$ 8
Exercise of OMN stock options upon Business Combination, shares				6,648				6,648,000
Issuance of OMN warrants to board of directors						1,198		$ 1,198
Balance at Dec. 31, 2022	$ 9,634	$ 8,010	17,644			13,657	(57,660)	(26,359)
Balance, shares at Dec. 31, 2022	3,415,923	2,839,957		4,033,170
Stock-based compensation expense						368		368
Net loss							(7,843)	(7,843)
Issuance of OMN warrants in conjunction with convertible promissory notes						1,935		1,935
Balance at Mar. 31, 2023	$ 9,634	$ 8,010	17,644			15,960	(65,503)	(31,899)
Balance, shares at Mar. 31, 2023	3,415,923	2,839,957		4,033,170
Balance at Dec. 31, 2022	$ 9,634	$ 8,010	17,644			13,657	(57,660)	(26,359)
Balance, shares at Dec. 31, 2022	3,415,923	2,839,957		4,033,170
Net loss								(31,284)
Balance at Sep. 30, 2023	$ 9,650	$ 8,010	17,660			23,488	(88,944)	(47,796)
Balance, shares at Sep. 30, 2023	3,421,596	2,839,957		4,299,083
Balance at Dec. 31, 2022	$ 9,634	$ 8,010	17,644			13,657	(57,660)	(26,359)
Balance, shares at Dec. 31, 2022	3,415,923	2,839,957		4,033,170
Issuance of Series A-2 Preferred Stock	$ 16		16					16
Issuance of Series A-2 Preferred Stock. shares	5,673
Stock-based compensation expense						1,475		1,475
Net loss							(33,780)	(33,780)	[2]
Issuance of OMN warrants in conjunction with convertible promissory notes						9,207		9,207
Issuance of common shares in exchange for services
Issuance of common shares in exchange for services, shares				265,914
Exercise of OMN stock options upon Business Combination
Exercise of OMN stock options upon Business Combination, shares				543,056				613,510,000
Exercise of OMN warrants upon Business Combination
Exercise of OMN warrants upon Business Combination, shares				3,420,945
Conversion of OMN convertible promissory notes upon Business Combination				$ 1		47,935		47,936
Conversion of OMN convertible promissory notes upon Business Combination, shares				5,475,362
Conversion of preferred stock to common stock upon Business Combination	$ (9,650)	$ (8,010)	(17,660)	$ 1		17,659
Conversion of preferred stock to common stock upon Business Combination, shares	(3,421,596)	(2,839,957)		6,261,553
Issuance of common stock upon Business Combination with Data Knights, net of liabilities assumed and transaction costs						(11,937)		(11,937)
Issuance of common stock upon Business Combination with Data Knights, net of liabilities assumed and transaction costs, shares				3,572,232
Balance at Dec. 31, 2023				$ 2		77,996	(91,440)	(13,442)
Balance, shares at Dec. 31, 2023				23,572,232
Balance at Mar. 31, 2023	$ 9,634	$ 8,010	17,644			15,960	(65,503)	(31,899)
Balance, shares at Mar. 31, 2023	3,415,923	2,839,957		4,033,170
Stock-based compensation expense						280		280
Net loss							(9,601)	(9,601)
Issuance of OMN warrants in conjunction with convertible promissory notes						2,165		2,165
Issuance of common shares in exchange for services
Issuance of common shares in exchange for services, shares				177,275
Balance at Jun. 30, 2023	$ 9,634	$ 8,010	17,644			18,405	(75,104)	(39,055)
Balance, shares at Jun. 30, 2023	3,415,923	2,839,957		4,210,445
Stock-based compensation expense						798		798
Net loss							(13,840)	(13,840)
Issuance of OMN warrants in conjunction with convertible promissory notes						4,285		4,285
Issuance of common shares in exchange for services
Issuance of common shares in exchange for services, shares				88,638
Issuance of Legacy ONMD Series A-2 Preferred Stock	$ 16		16					16
Issuance of Legacy ONMD Series A-2 Preferred Stock, shares	5,673,000
Balance at Sep. 30, 2023	$ 9,650	$ 8,010	17,660			23,488	(88,944)	(47,796)
Balance, shares at Sep. 30, 2023	3,421,596	2,839,957		4,299,083
Balance at Dec. 31, 2023				$ 2		77,996	(91,440)	(13,442)
Balance, shares at Dec. 31, 2023				23,572,232
Issuance of Series A-2 Preferred Stock						242		242
Issuance of Series A-2 Preferred Stock. shares				277,778
Stock-based compensation expense						137		137
Repurchase of common stock					(529)			(529)
Repurchase of common stock, shares				(187,745)
Net loss							(2,109)	(2,109)
Balance at Mar. 31, 2024				$ 2	$ (529)	78,375	(93,549)	(15,701)
Balance, shares at Mar. 31, 2024				23,850,010	(187,745)
Balance at Dec. 31, 2023				$ 2		77,996	(91,440)	(13,442)
Balance, shares at Dec. 31, 2023				23,572,232
Repurchase of common stock, shares					(187,745)
Net loss								(7,755)
Balance at Sep. 30, 2024				$ 2	$ (529)	85,455	(99,196)	(14,268)
Balance, shares at Sep. 30, 2024				28,175,172	(187,745)
Balance at Mar. 31, 2024				$ 2	$ (529)	78,375	(93,549)	(15,701)
Balance, shares at Mar. 31, 2024				23,850,010	(187,745)
Stock-based compensation expense						103		103
Net loss							(3,589)	(3,589)
Vesting of restricted stock units
Vesting of restricted stock units, shares				200,000
Balance at Jun. 30, 2024				$ 2	$ (529)	78,478	(97,138)	(19,187)
Balance, shares at Jun. 30, 2024				24,050,010	(187,745)
Stock-based compensation expense						207		207
Net loss							(2,058)	(2,058)
Issuance of common stock and pre-funded warrants in connection with private placements, net of issuance costs						6,270		6,270
Issuance of common stock and pre-funded warrants in connection with private placements, net of issuance costs, shares				3,598,850
Issuance of common stock to settle Yorkville commitment fee						500		500
Issuance of common stock to settle Yorkville commitment fee, shares				526,312
Balance at Sep. 30, 2024				$ 2	$ (529)	$ 85,455	$ (99,196)	$ (14,268)
Balance, shares at Sep. 30, 2024				28,175,172	(187,745)

[1]	Accumulated effects of adjustments due to the restatement of the consolidated statement of operations for the year ended December 31, 2022.
[2]	Accumulated effects of adjustments due to the restatement of the consolidated statement of operations for the year ended December 31, 2023.